Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2017
Taxes on Income [Abstract]
Schedule of deferred tax liabilities and assets
	December 31
	2017	2016

Net operating loss carry forward (1)	$7,482	$7,623
Net capital loss carry forward (1)	$5,899	$5,899
Allowances and provisions	131	110
Intangible assets, net	(246)	(119)

	13,266	13,513

Valuation allowance (2)	$(13,266)	$(13,513)

Net deferred tax Liability	$-	$-

(1)	See Note 16b.

(2)	In years 2017 and 2016, the Company has provided valuation allowances on deferred tax assets that results from tax loss carry forward and other reserves and allowances due to its history of operating and capital losses and current uncertainty about the ability to realize these deferred tax assets in the future. Net change in valuation allowance during 2017 was due to a decrease of net operating loss carry forward.

Schedule of taxes on income (tax benefit)
	Year ended December 31,
	2017	2016	2015

Current	$16	$7	$7
Other	-	-	(29)

	$16	$7	$(22)

Domestic	$9	$-	$(27)
Foreign	7	7	5

	$16	$7	$(22)

Schedule of income (loss) before taxes on income
	Year ended December 31,
	2017	2016	2015

Domestic	$750	$366	$285
Foreign	39	1	27

	$789	$367	$312